Designated accounting hedges - Summary of Items Designated as Hedging Instruments (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	$ 5,943,981
Within 1 year [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	3,046,487
Later than one year and not later than five years [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	2,137,102
Over 5 years [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	760,392
Hedging instrument [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	301,132	$ 289,735
Fair value of the hedging derivatives, Assets	1,117	993
Fair value of the hedging derivatives, liabilities	869	1,080
Gains (losses) on changes in fair value used for calculating hedge ineffectiveness	(699)	(70)
Hedging instrument [member] | Within 1 year [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	95,541	97,128
Hedging instrument [member] | Later than one year and not later than five years [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	180,385	166,201
Hedging instrument [member] | Over 5 years [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	25,206	26,406
Cash flow hedges [member] | Hedging instrument [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	23,604	26,019
Fair value of the hedging derivatives, Assets	152	201
Fair value of the hedging derivatives, liabilities	184	177
Gains (losses) on changes in fair value used for calculating hedge ineffectiveness	232	17
Cash flow hedges [member] | Hedging instrument [member] | Foreign exchange forwards [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument		17
Gains (losses) on changes in fair value used for calculating hedge ineffectiveness		(7)
Cash flow hedges [member] | Hedging instrument [member] | Foreign Exchange Cross Currency Interest Rate Swap [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	7,329	6,619
Fair value of the hedging derivatives, Assets	134	104
Fair value of the hedging derivatives, liabilities	161	177
Gains (losses) on changes in fair value used for calculating hedge ineffectiveness	43	(168)
Cash flow hedges [member] | Hedging instrument [member] | Interest rate swaps [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	15,104	18,180
Fair value of the hedging derivatives, Assets	13	4
Gains (losses) on changes in fair value used for calculating hedge ineffectiveness	320	193
Cash flow hedges [member] | Hedging instrument [member] | Equity swap [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	1,171	1,203
Fair value of the hedging derivatives, Assets	5	93
Fair value of the hedging derivatives, liabilities	23
Gains (losses) on changes in fair value used for calculating hedge ineffectiveness	(131)	(1)
Cash flow hedges [member] | Hedging instrument [member] | Within 1 year [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	10,789	5,028
Cash flow hedges [member] | Hedging instrument [member] | Within 1 year [member] | Foreign exchange forwards [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument		17
Cash flow hedges [member] | Hedging instrument [member] | Within 1 year [member] | Foreign Exchange Cross Currency Interest Rate Swap [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	3,692	859
Cash flow hedges [member] | Hedging instrument [member] | Within 1 year [member] | Interest rate swaps [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	6,085	3,122
Cash flow hedges [member] | Hedging instrument [member] | Within 1 year [member] | Equity swap [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	1,012	1,030
Cash flow hedges [member] | Hedging instrument [member] | Later than one year and not later than five years [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	12,815	20,991
Cash flow hedges [member] | Hedging instrument [member] | Later than one year and not later than five years [member] | Foreign Exchange Cross Currency Interest Rate Swap [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	3,637	5,760
Cash flow hedges [member] | Hedging instrument [member] | Later than one year and not later than five years [member] | Interest rate swaps [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	9,019	15,058
Cash flow hedges [member] | Hedging instrument [member] | Later than one year and not later than five years [member] | Equity swap [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	159	173
NIFO hedges [member] | Hedging instrument [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	20,656	18,214
Fair value of the hedging derivatives, Assets		7
Fair value of the hedging derivatives, liabilities		2
Gains (losses) on changes in fair value used for calculating hedge ineffectiveness	(156)	6
NIFO hedges [member] | Hedging instrument [member] | Foreign exchange forwards [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	247	598
Fair value of the hedging derivatives, Assets		7
Fair value of the hedging derivatives, liabilities		2
Gains (losses) on changes in fair value used for calculating hedge ineffectiveness	(2)
NIFO hedges [member] | Hedging instrument [member] | Deposits [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	20,409	17,616
Gains (losses) on changes in fair value used for calculating hedge ineffectiveness	(154)	6
NIFO hedges [member] | Hedging instrument [member] | Within 1 year [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	20,656	18,214
NIFO hedges [member] | Hedging instrument [member] | Within 1 year [member] | Foreign exchange forwards [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	247	598
NIFO hedges [member] | Hedging instrument [member] | Within 1 year [member] | Deposits [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	20,409	17,616
Fair value hedges [member] | Hedging instrument [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	256,872	245,502
Fair value of the hedging derivatives, Assets	965	785
Fair value of the hedging derivatives, liabilities	685	901
Gains (losses) on changes in fair value used for calculating hedge ineffectiveness	(775)	(93)
Fair value hedges [member] | Hedging instrument [member] | Foreign Exchange Cross Currency Interest Rate Swap [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	34,329	34,627
Fair value of the hedging derivatives, Assets	795	339
Fair value of the hedging derivatives, liabilities	486	682
Gains (losses) on changes in fair value used for calculating hedge ineffectiveness	(26)	41
Fair value hedges [member] | Hedging instrument [member] | Interest rate swaps [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	205,518	194,398
Fair value of the hedging derivatives, Assets	170	291
Fair value of the hedging derivatives, liabilities	194	219
Gains (losses) on changes in fair value used for calculating hedge ineffectiveness	(815)	(276)
Fair value hedges [member] | Hedging instrument [member] | Foreign exchange Interest rate swaps [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	17,025	16,477
Fair value of the hedging derivatives, Assets		155
Gains (losses) on changes in fair value used for calculating hedge ineffectiveness	66	142
Fair value hedges [member] | Hedging instrument [member] | Within 1 year [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	64,096	73,886
Fair value hedges [member] | Hedging instrument [member] | Within 1 year [member] | Foreign Exchange Cross Currency Interest Rate Swap [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	2,185	7,226
Fair value hedges [member] | Hedging instrument [member] | Within 1 year [member] | Interest rate swaps [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	61,911	63,723
Fair value hedges [member] | Hedging instrument [member] | Within 1 year [member] | Foreign exchange Interest rate swaps [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument		2,937
Fair value hedges [member] | Hedging instrument [member] | Later than one year and not later than five years [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	167,570	145,210
Fair value hedges [member] | Hedging instrument [member] | Later than one year and not later than five years [member] | Foreign Exchange Cross Currency Interest Rate Swap [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	26,689	20,597
Fair value hedges [member] | Hedging instrument [member] | Later than one year and not later than five years [member] | Interest rate swaps [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	126,570	114,455
Fair value hedges [member] | Hedging instrument [member] | Later than one year and not later than five years [member] | Foreign exchange Interest rate swaps [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	14,311	10,158
Fair value hedges [member] | Hedging instrument [member] | Over 5 years [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	25,206	26,406
Fair value hedges [member] | Hedging instrument [member] | Over 5 years [member] | Foreign Exchange Cross Currency Interest Rate Swap [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	5,455	6,804
Fair value hedges [member] | Hedging instrument [member] | Over 5 years [member] | Interest rate swaps [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	17,037	16,220
Fair value hedges [member] | Hedging instrument [member] | Over 5 years [member] | Foreign exchange Interest rate swaps [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	$ 2,714	$ 3,382